SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Xiaomi wearable products and Self-branded products
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reporting segment | segment		2
Amazfit-branded products
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reporting segment | segment		1
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 91,480	$ 75,532	$ 180,971
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	110,266	74,883	134,554
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	46,852	27,371	33,129
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,299	4,817	$ 4,206
US
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	43,624	27,192
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	7,021	9,734
Non PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 599	$ 622